Assets and Liabilities Measured at Fair Value on Recurring Basis Including those for Which MHFG Group has Elected Fair Value Option (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments measured at NAV per share	¥ 878	¥ 649
Unfunded commitments	25	23
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments measured at NAV per share	842	612
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments measured at NAV per share	¥ 36	¥ 37